DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.22	12.31.21
Telefónica (1)	1,051,720	1,146,019
Telefónica Latinoamérica Holding (1)	1,009,454	927,324
SP Telecomunicações Participações (1)	—	757,506
Telefónica Chile	1,552	2,132
Non-controlling interest	1,124,691	1,432,734
Total	3,187,417	4,265,715

Schedule of changes in dividend and interest on equity

	12.31.22	12.31.21
Balance at the beginning of the fiscal year	4,265,715	3,865,998
Supplementary dividends from the previous year	2,028,524	1,587,518
Interim interest on equity (net of IRRF)	2,763,750	3,824,750
Unclaimed dividends and interest on equity	(167,449)	(116,236)
Payment of dividends and interest on equity	(5,709,263)	(4,901,326)
IRRF on shareholders exempt/immune from interest on equity	6,140	5,011
Balance at the end of the year	3,187,417	4,265,715